Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities [Abstract]
Accrued liabilities
Accrued liabilities are summarized as follows:
Philips Group
Accrued liabilities in millions of EUR

	2023	2024
Personnel-related costs:
- Salaries and wages	791	601
- Accrued holiday entitlements	96	95
- Other personnel-related costs	93	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	43	41
Communication and IT costs	61	55
Distribution costs	99	95
Sales-related costs:
- Commission payable	12	16
- Advertising and marketing-related costs	133	120
- Other sales-related costs	20	15
Material-related costs	138	124
Interest-related accruals	76	83
Other accrued liabilities	324	283
Accrued liabilities	1,887	1,630